FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2019
FAIR VALUE MEASUREMENT
12.	FAIR VALUE MEASUREMENT
Measured or disclosed at fair value on a recurring basis
The Group measured cash and cash equivalents at fair value on a recurring basis. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.
As of September 30, 2018 and 2019,
available-for-sale
securities recorded in long-term investments included redeemable preferred shares.
Available-for-sale
securities recorded in short-term investments included certain financial products with early redemption options and no specified maturity dates. Additionally, contingent consideration payable related to the acquisition of Beijing Ruida was measured and recorded at fair value on a recurring basis included under “Accrued expenses and other liabilities”, and was subsequently settled during
the year ended September 30, 2019. Refer to Note 3 for further details.
The Group’s financial assets and liability measured at fair value on a recurring basis are as follows:

	Year ended September 30, 2019
	Fair value as of September 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	67,977	67,977	—	—
Short-term investments:
Available-for-sale securities	20,601	—	20,601	—
Long-term investments:
Available-for-sale securities	8,340	—	1,289	7,051

Total assets measured at fair value	96,918	67,977	21,890	7,051

	Year ended September 30, 2018
	Fair value As of September 30, 2018	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Fair value measured
Cash and cash equivalents	30,826	30,826	—	—
Short-term investments:
Available-for-sale securities	14,439	—	14,439	—
Long-term investments:
Available-for-sale securities	6,975	—	2,327	4,648

Total assets measured at fair value	52,240	30,826	16,766	4,648

Contingent consideration payable (Note 3)	1,746	—	—	1,746

Total liabilities measured at fair value	1,746	—	—	1,746

Redeemable preferred shares do not have quoted market price and the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement.
When no recent transactions are available, a market approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sales, discount of lack of marketability, investee’s time to IPO as well as related volatility. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.
As of September 30, 2018, the
fair values of
available-for-sale
investments classified as level 3 were measured using the market approach with significant unobservable inputs were
based on the following assumptions
: (1) expected volatility of
48.8
% to
55
%, (2) discount rate of
30.0
% to
38.0
%, and (3) expected life of
3.8
to
5.3
years. As of September 30, 2019, those assumptions included
:
(1) expected volatility of 44.6% to 57.5%, (2) discount rate of 30.0% to 34.0%, and (3) expected life of 3.1 to 3.4 years.
The Group did not have any transfers between level 1 and level 2 fair value measurements during the periods presented. The Group transferred one redeemable preferred share investment from level 2 to level 3 as of
September 30, 2018 and 2019. Specifically, the Group changed its measurement method from recent transactions to a market approach to determine the investment’s fair value as no recent transactions were available. The Group also transferred one redeemable preferred share investment fr
o
m level 3 to level 2
as of
September 30, 2019, due to the availability of a recent transaction.
The following table provides additional information of reconciliation for the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale Investments
US$
Balance as of September 30, 2017	—

Transfer from level 2 fair value measurements	936
Initial recognition	1,577
Unrealized gain	2,135

Balance as of September 30, 2018	4,648

Transfer from level 2 fair value measurement	2,327
Transfer to level 2 fair value measurement	(1,154)
Unrealized gain	1,459
Exchange loss	(229)

Balance as of September 30, 2019	7,051

The fair value of the contingent consideration payable was measured using the Monte Carlo simulation model. The fair value was determined by calculating the net present value of the expected payment using significant inputs that were not observable in the market as of September 30, 2018, based on the following assumptions: (1) expected volatility of 5%, (2) 14.9%, and (3) expected life of 0.48 of a year.
 The contingent consideration payable was subsequently settled in May 2019.
Measured and disclosed fair value on a nonrecurring basis
The Group measures goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did
no
t
recognized
any
impairment loss
es
related to acquired intangible assets arising from acquisitions for the years ended September 30, 201
7
, 2018 and 2019
 The Group recognized nil, nil and US$1,517 impairment loss related to goodwill for the years ended September 30, 2017, 2018 and 2019, respectively
.
The Group measures equity securities without readily determinable fair value and equity method investments at fair value on a non-recurring
 basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The group recorded US$546 impairment loss on its equity securities without readily determinable fair value during the year ended September 30, 2019. The Group recorded
US$679, US$343

and
US$6,374
impairment loss on its equity method investments during the years ended September 30, 2017, 2018 and 2019
, respectively. Refer to Note 11
.